Income Taxes (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Impairment provision for inventory	$ 3,466	$ 6,174
Allowance for doubtful account	10,038
Deferred income tax assets and liabilities, Total	$ 13,504	$ 6,174